Acquisitions	12 Months Ended
Sep. 30, 2013
Acquisitions
Acquisitions

6.    Acquisitions

  Balance Bar

        On November 26, 2012, NBTY acquired all of the outstanding shares of Balance Bar Company ("Balance Bar"), a company that sells and markets nutritional bars, for a purchase price of $77,978 of cash. NBTY used funds drawn from the revolving portion of our senior secured credit facilities to finance this acquisition.

        The purchase price has been allocated to assets acquired and liabilities assumed based on the fair value of such assets and liabilities at the date of the acquisition. The allocation of the purchase price is as follows:

Cash consideration	$77,978

Allocated to:
Cash and cash equivalents	43
Accounts receivable	3,485
Inventories	8,672
Other current assets	152
Property, plant, and equipment	53
Intangible assets	55,000
Other assets	36
Accounts payable	(2,751)
Accrued expenses and other current liabilities	(167)
Deferred income taxes	(22,045)

Net assets acquired	42,478

Goodwill	$35,500

        The fair values of the net assets acquired were determined using discounted cash flow analyses and estimates made by management. The purchase price was allocated to intangible assets as follows: approximately $35,500 to goodwill, which is non-amortizable under GAAP and is not currently deductible for income tax purposes, approximately $26,000 to tradenames, which are amortizable over 30 years and approximately $29,000 to customer relationships, which are amortizable over 22 years. Amortization of the acquired intangible assets is not currently deductible for income tax purposes. The acquisition of Balance Bar is expected to expand our operations in the Wholesale segment in the distribution of nutritional bars. Additionally, we believe that we can achieve operating expense synergies with the integration of Balance Bar into our corporate structure, which is the primary driver behind the excess of the purchase price paid over the fair value of the assets and liabilities acquired.

  Essenza

        In June 2013, our subsidiary, NBTY Europe Limited, acquired Essenza N.V. ("Essenza"), a Belgian company operating 13 retail stores, for a net purchase price of approximately $4,163 (€3,200 Euros). The allocation of net assets acquired consisted of cash, inventory, property, plant and equipment, tradename, goodwill, accounts payable and accrued liabilities and long term debt. The goodwill of approximately $3,700 associated with this acquisition is not currently deductible for tax purposes.

        Proforma financial information and actual year to date results related to Essenza and Balance Bar are not provided as their impact was not material to our consolidated financial statements, individually or in the aggregate.